Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 27, 2019
Entity Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Entity Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 31, 2019
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2019
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Otter Creek Long/Short Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Otter Creek Long/Short Opportunity Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Otter Creek Long/Short Opportunity Fund

Institutional Class – Ticker: OTTRX
Investor Class – Ticker: OTCRX

Supplement dated October 31, 2019 to the
Statutory Prospectus dated February 28, 2019

Effective as of November 1, 2019, Otter Creek Advisors, LLC, the advisor to the Fund (the “Advisor”), has contractually agreed to lower its management fee from 1.50% to 1.35% of the Fund’s average daily net assets. This contractual waiver is in effect until February 28, 2021, and may not be terminated without the approval of the Board of Trustees of Professionally Managed Portfolios. In addition, the Advisor has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes, interest and dividend expense on securities sold short and extraordinary expenses) in order to order to limit Net Annual Fund Operating Expenses to 1.55% and 1.80% of average daily net assets of the Fund’s Institutional Class shares and Investor Class shares, respectively (the “Expense Caps”). Prior to November 1, 2019, the Fund’s Institutional Class shares' management fee and Expense Cap were 1.50% and 1.70%, respectively. Prior to November 1, 2019, the Fund’s Investor Class shares' management fee and Expense Cap were 1.50% and 1.95%, respectively.

Accordingly, the “Fees and Expenses of the Fund” table and “Example” in the section entitled “SUMMARY SECTION – Otter Creek Long/Short Fund” of the Fund's Prospectus are hereby deleted and replaced with the following:

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps which are only reflected for the contractual period).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Supplement Closing [Text Block]	ck0000811030_SupplementClosingTextBlock	Please retain this supplement with your Prospectus.
Otter Creek Long/Short Opportunity Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OTTRX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.89%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 220
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	721
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,256
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,722
Otter Creek Long/Short Opportunity Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OTCRX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.58%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.87%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 243
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	790
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,371
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,949

[1]	Otter Creek Advisors, LLC (the “Advisor” or “Otter Creek”), has contractually agreed to lower its management fee from 1.50% to 1.35% of the Fund’s average daily net assets through February 28, 2021. This waiver may not be terminated without the approval of the Trust’s Board of Trustees (the “Board”). This waiver should not be construed to be a permanent reduction of the management fees of the Advisor. The Advisor has waived its right to receive reimbursement of the portion of its management fees waived pursuant to this advisory fee waiver agreement.
[2]	Otter Creek has contractually agreed to limit the Fund’s operating expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes, interest and dividend expense on securities sold short and extraordinary expenses) through February 28, 2021 (unless otherwise sooner terminated) in order to limit Net Annual Fund Operating Expenses to 1.55% and 1.80% of average daily net assets of the Fund’s Institutional Class shares and Investor Class shares, respectively (the “Expense Caps”). The Expense Caps will remain in effect through at least February 28, 2021, and may be terminated only by the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.